Significant Concentrations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 165,983	$ 222,497
Cost of sales	120,607	$ 164,036
Accounts receivable, after allowance for credit loss, current	$ 67,660		$ 63,865
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Suppliers
Concentration Risk [Line Items]
Concentration risk, percentage	52.10%	63.60%
Cost of sales	$ 62,821	$ 104,262
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 27,030	$ 52,330
Concentration risk, percentage	16.30%	23.50%
Customer Two | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 17,806	$ 22,494
Concentration risk, percentage	10.70%	10.10%
One Customers | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	12.60%		21.10%
Accounts receivable, after allowance for credit loss, current	$ 8,492		$ 13,476